Offerings	Nov. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	131,463
Proposed Maximum Offering Price per Unit	9.75
Maximum Aggregate Offering Price	$ 1,281,764.25
Fee Rate	0.01381%
Amount of Registration Fee	$ 177.01
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Seneca Bancorp, Inc. 2019 Equity Incentive Plan (the "Equity Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of Seneca Bancorp, Inc. (the "Company") pursuant to 17 C.F.R. Section 230.416(a), this represents 131,463 shares of common stock of the Company issuable pursuant to the Equity Plan. The proposed maximum offering price per share of $9.75 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act of 1933, as amended (the "Securities Act") and is based upon the average of the high and low prices per share of the Company's common stock as reported on the OTCQX Market on November 19, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	135,438
Proposed Maximum Offering Price per Unit	9.75
Maximum Aggregate Offering Price	$ 1,320,520.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 182.36
Offering Note	Together with an indeterminate number of additional shares that may be necessary to adjust the number of shares reserved for issuance pursuant to the Seneca Savings Bank, National Association 401(k) Plan (the "401(k) Plan") as a result of a stock split, stock dividend or similar adjustment of the outstanding common stock of the Company pursuant to 17 C.F.R. Section 230.416(a), this represents 135,438 shares of common stock of the Company that may be purchased with employee contributions to the 401(k) Plan. The proposed maximum offering price per share of $9.75 is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act and is based upon the average of the high and low prices per share of the Company's common stock as reported on the OTCQX Market on November 19, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Participation Interests
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Pursuant to 17 C.F.R. Section 230.416(c) under the Securities Act, this registration statement also covers an indeterminate amount of participation interests to be offered or sold pursuant to the 401(k) Plan. Pursuant to 17 C.F.R. Section 230.457(h)(2) of the Securities Act, no registration fee is required to be paid.